ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I - CONDENSED BALANCE SHEETS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Apr. 27, 2018 $ / shares shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jul. 24, 2016 CNY (¥)
ASSETS
Cash and cash equivalents	$ 210,283	¥ 1,445,802		¥ 468,547	¥ 6,173
TOTAL ASSETS	1,068,974	7,349,735		3,099,358
LIABILITIES
Accrued expenses and other liabilities	75,479	518,955		96,737
Amount due to a subsidiary	11,456	78,767		1,283,970
TOTAL LIABILITIES	423,174	2,909,539		2,365,209
EQUITY
Ordinary shares ($0.00001 par value per share, 5,000,000,000 shares authorized, 287,652,707 shares issued and outstanding as of December 31, 2018)	3	20
Additional paid-in capital	707,840	4,866,756
Accumulated deficit	(62,579)	(430,263)		144,149
Other comprehensive income	536	3,683
TOTAL EQUITY	645,800	4,440,196		734,149	¥ (20,716)
TOTAL LIABILITIES AND EQUITY	$ 1,068,974	¥ 7,349,735		¥ 3,099,358
Stockholders' Equity, Other Disclosures
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00001		$ 0.001
Ordinary shares, authorized (in shares)	5,000,000,000	5,000,000,000	50,000,000
Ordinary shares, issued (in shares)	287,652,707	287,652,707	1
Ordinary shares, outstanding (in shares)	287,652,707	287,652,707	1
360 Finance, Inc | Reportable legal entities
ASSETS
Cash and cash equivalents	$ 48,892	¥ 336,154
Amount due from a subsidiary	198,257	1,363,117
Investments in subsidiaries and VIEs	402,376	2,766,538
TOTAL ASSETS	649,525	4,465,809
LIABILITIES
Accrued expenses and other liabilities	1,692	11,632
Amount due to a subsidiary	2,033	13,981
TOTAL LIABILITIES	3,725	25,613
EQUITY
Ordinary shares ($0.00001 par value per share, 5,000,000,000 shares authorized, 287,652,707 shares issued and outstanding as of December 31, 2018)	3	20
Additional paid-in capital	707,840	4,866,756
Accumulated deficit	(62,579)	(430,263)
Other comprehensive income	536	3,683
TOTAL EQUITY	645,800	4,440,196
TOTAL LIABILITIES AND EQUITY	$ 649,525	¥ 4,465,809
Stockholders' Equity, Other Disclosures
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00001
Ordinary shares, authorized (in shares)	5,000,000,000	5,000,000,000
Ordinary shares, issued (in shares)	287,652,707	287,652,707
Ordinary shares, outstanding (in shares)	287,652,707	287,652,707